Note 40 - Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Risks Abstract
Table of Exposure to Credit Risk
Detail	December 31, 2018	December 31, 2017	January 1, 2017
Financial assets at amortized cost
Cash and cash equivalents	99,105,461	56,453,684	88,746,425
Reverse repurchase agreements	12,861,116	9,345,877	107,461
Other financial assets	9,237,237	3,414,951	1,234,350
Loans and advances	185,682,307	191,774,986	147,725,369
Financial assets at fair value through profit or loss
Debt securities	7,508,099	8,588,127	6,764,936
Derivatives	591,418	210,756	98,987
Financial assets at fair value through other comprehensive income
Debt securities	24,821,610	25,207,899	17,216,324
Total	339,807,248	294,996,280	261,893,852
Financial guarantees and loan commitments
Advances and loans agreed not used	140,535,333	162,099,880	127,401,476
Guarantees granted	1,889,557	1,164,947	729,939
Liabilities from foreign trade transactions	141,321	158,598	179,588
Letters of credit	462,080	519,399	461,670
Total	143,028,291	163,942,824	128,772,673

Table of Credit Quality of Assets
	Notes	December 31, 2018	Stage 1	Stage 2	Stage 3
Financial assets at fair value through
other comprehensive income		24,563,962	24,563,962	-	-
Debt securities	15.1	24,550,036	24,550,036	-	-
Equity instruments	15.2	13,926	13,926	-	-
Financial assets at amortized cost		203,541,121	189,775,619	11,961,349	1,804,152
Other financial assets	10.1	9,237,235	9,237,235	-	-
Loans and advances to government sector		206	206	-	-
Loans and advances to central banks		383	383	-	-
Loans and advances to financial institutions	10.2	9,635,845	9,635,845	-	-
Loans and advances to customers	10.3	171,948,321	158,182,820	11,961,349	1,804,152
Reverse repurchase agreements	10.4	12,719,131	12,719,131	-	-
Total financial assets risk		228,105,083	214,339,581	11,961,349	1,804,152
Total loan commitments and financial guarantees	40	142,669,962	135,838,603	6,758,808	72,551
Total credit exposure		370,775,045

Table of Impaired Financial Assets Comparative Information Under IAS 39
December 31, 2017	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Loans and advances	13,102,816	830,629	449,583	1,329,332	605,250	(724,082)	1,237,638
Other financial corporations	24,411	18	41	2,825	539	(2,286)	-
Non-financial corporations	9,113,109	169,483	118,323	245,692	65,390	(180,302)	283,463
Households	3,965,296	661,128	331,219	1,080,815	539,321	(541,494)	954,175
TOTAL	13,102,816	830,629	449,583	1,329,332	605,250	(724,082)	1,237,638
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	885,702	34,177	20,279	180,675	70,655	(110,020)
Credit card debt	1,893,593	392,728	229,444	576,860	273,746	(303,114)
Trade receivables	-	894	438	660	314	(346)
Finance leases	355,127	46,686	16,893	27,981	6,153	(21,828)
Other term loans	9,968,394	356,144	182,529	543,156	254,382	(288,774)

January 1, 2017	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Loans and advances	6,127,201	765,035	377,786	1,098,446	467,656	(630,790)	1,523,729
Other financial corporations	1,491	159	33	188	66	(122)	-
Non-financial corporations	3,619,090	172,968	77,929	109,572	37,070	(72,502)	364,954
Households	2,506,620	591,908	299,824	988,686	430,520	(558,166)	1,158,775
TOTAL	6,127,201	765,035	377,786	1,098,446	467,656	(630,790)	1,523,729
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	821,481	31,110	34,190	389,279	149,572	(239,707)
Credit card debt	1,353,988	346,850	211,800	194,460	76,884	(117,576)
Trade receivables	-	859	744	273	233	(40)
Finance leases	282,119	32,665	5,465	17,217	9,382	(7,835)
Other term loans	3,669,613	353,551	125,587	497,217	231,585	(265,632)

Table of Impaired Financial Assets at Amortised Cost
		Of which secured by collateral
December 31, 2018	Maximum exposure to credit risk	Residential properties	Commercial Properties	Cash	Others	Financial
Impaired financial assets at amortized cost	3,753,483	6,955	-	-	29,790	-
Total	3,753,483	6,955	-	-	29,790	-

Table of Evolution of Total VaR
VaR (in millions of pesos)
	December 31, 2018	December 31, 2017	January 1, 2017
Average	22.86	48.39	15.63
Minimum	4.97	10.29	2.55
Maximum	97.37	85.04	39.6
Closing	49.36	43.33	27.35

VaR per risk factors – (in millions of pesos)
VaR interest rate	December 31, 2018	December 31, 2017	January 1, 2017
Average	19	35.14	10.63
Minimum	3.13	9.42	0.38
Maximum	93.76	57.36	24.95
Closing	49.9	43.38	13.35

VaR foreign exchange rate	December 31, 2018	December 31, 2017	January 1, 2017
Average	9.64	30.5	9.91
Minimum	0.28	0.99	0.41
Maximum	37.98	80.91	41.17
Closing	2.65	1.66	24.7

Table of Position in Foreign Currency
		As of December 31, 2018 (per currency)
ASSETS	Total as of December 31, 2018	US Dollar	Euro	Real	Other	Total as of December 31, 2017
Cash and cash equivalents	52,490,186	49,802,789	2,620,362	9,561	57,474	31,387,948
Financial assets at fair value through profit or loss - Debt securities	6,968	6,968	-	-	-	1,029,268
Reverse repurchase agreements	12,706,363	12,706,363	-	-	-	6,456,412
Other financial assets	1,679,077	1,674,896	4,181	-	-	1,140,519
Loans and advances	60,635,907	60,393,438	242,469	-	-	41,610,971
Financial assets at fair value through other comprehensive income - Debt securities	3,342,069	3,342,069	-	-	-	6,057,488
Other assets	220,615	220,615	-	-	-	161,384
Equity instruments	13,701	13,701	-	-	-	15,426
TOTAL ASSETS	131,094,886	128,160,839	2,867,012	9,561	57,474	87,859,416
LIABILITIES
Deposits	114,494,962	112,293,972	2,200,990	-	-	80,244,448
Trading liabilities	34,797	34,797	-	-	-	-
Other financial liabilities	5,323,354	5,122,087	172,140	-	29,127	3,159,481
Bank loans	5,400,682	5,162,530	238,152	-	-	440,837
Other liabilities	946,530	931,543	14,987	-	-	495,837
TOTAL LIABILITIES	126,200,325	123,544,929	2,626,269	-	29,127	84,340,603

Table of Forward Transactions and Foreign Currency Forwards
	December 31, 2018	December 31, 2017
Foreign Currency Forwards
Foreign currency forward purchases - US$	620,651	658,575
Foreign currency forward sales - US$	760,615	645,582
Foreign currency forward sales - Euros	5,463	4,818

Table of Sensitivity of the Economic Value SEV
SEV +100 bps	December 31, 2018	December 31, 2017	January 1, 2017
Closing	1.43%	1.53%	1.03%
Minimum	1.01%	0.80%	0.68%
Maximum	2.05%	1.65%	1.33%
Average	1.61%	1.13%	0.94%

Table of Sensitivity of the Financial Margin SFM
SFM -100 bps	December 31, 2018	December 31, 2017	January 1, 2017
Closing	2.14%	2.18%	0.03%
Minimum	1.98%	0.03%	0.02%
Maximum	2.73%	2.18%	0.37%
Average	2.26%	0.34%	0.17%

Table of the Progress of LCR Ratios
	December 31, 2018	December 31, 2017	January 1, 2017
LCR	291%	289%	519%

Table of Concentration of Deposits
	December 31, 2018		December 31, 2017		January 1, 2017
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	15,293,060	5.89%	8,292,309	3.65%	7,458,824	3.53%
50 following largest customers	15,553,822	5.99%	12,694,213	5.59%	11,983,068	5.67%
100 following largest customers	10,544,960	4.06%	9,108,019	4.01%	8,306,965	3.93%
Rest of customers	218,117,219	84.06%	197,183,213	86.75%	183,426,573	86.87%
TOTAL	259,509,061	100.00%	227,277,754	100.00%	211,175,430	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities
	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 month	266,884,948	232,125,851	209,749,986
Up to 3 months	22,849,556	20,593,707	19,258,225
Up to 6 months	8,841,997	4,885,994	7,219,098
Up to 12 months	3,328,772	3,015,744	2,338,617
Up to 24 months	1,809,415	2,621,721	1,497,820
More than 24 months	37,788	995,031	1,075,223
TOTAL	303,752,476	264,238,048	241,138,969

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period
	December 31, 2018	December 31, 2017	January 1, 2017
Financial assets
Reverse repurchase agreements	9,452,831	-	-
Loans and advances	45,949,271	46,934,159	27,339,160
Debt securities	7,282,999	3,411,973	7,035,790
Total	62,685,101	50,346,132	34,374,950
Financial liabilities
Deposits	39,393	582,141	327,768
Other financial liabilities	854,162	-	41,159
Bank loans	168,972	191,040	2,436
Debt securities issued	507,780	2,318,299	1,701,694
Total	1,570,307	3,091,480	2,073,057